Short-Term Bond Portfolio Investment Strategy - Short-Term Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. The adviser normally selects investment grade securities which are generally securities rated investment grade by major credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. Also, the Portfolio may invest up to 20% of net assets in foreign securities, including those of issuers located in emerging markets, consistent with its investment objective. Foreign securities held by the Portfolio may consist of both U.S. dollar and non-U.S. dollar denominated securities. Debt securities may be of any maturity, but under normal market conditions, the Portfolio’s effective dollar-weighted average maturity will not exceed three years. The Portfolio primarily invests in corporate, government and mortgage- and asset-backed securities. The Portfolio’s mortgage-related securities investments may include collateralized mortgage obligations as well as commercial and residential mortgage-backed securities. The Portfolio’s investments in asset-backed securities include asset-backed auto loans. The Portfolio may use a variety of derivatives, such as futures, options, forwards, and swaps for a number of purposes, such as for exposure or hedging. The Portfolio specifically uses interest rate futures and credit default index swap indexes (CDX). Interest rate futures are typically used in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration. Credit default swaps are typically used in an effort to protect the value of certain portfolio holdings or to manage the Portfolio’s overall exposure to changes in credit quality. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Additionally, the Portfolio uses mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market as a means of adjusting the Portfolio’s duration and gaining exposure to investment-grade bonds. The adviser uses both a “top down” and “bottom up” investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall macroeconomic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on its economic outlook. The bottom up investment approach focuses on fundamental research of individual issuers. Investment decisions reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the Portfolio may invest. The adviser may engage in active and frequent trading of portfolio securities to achieve its investment objective.The adviser may sell a portfolio security for a variety of reasons, such as to adjust the Portfolio’s average maturity, duration, or overall credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.